Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 4,842	$ 4,257
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	41,400	47,400
Tax loss carried forward, no expiration date	39,900	45,200
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 4,800	$ 4,300